STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION PLANS
5. STOCK-BASED COMPENSATION PLANS
The disclosures in this note apply to both Registrants, unless indicated otherwise.
FirstEnergy grants, including to JCP&L employees, stock-based awards through the ICP 2020, primarily in the form of restricted stock, time-based RSUs and performance-based RSUs. No shares are available for future grants or issuance under ICP 2015.
The ICP 2020 and ICP 2015 include shareholder authorization to each issue 10 million shares of common stock or their equivalent. Shares not issued due to forfeitures or cancellations originally granted through the ICP 2015 may be added back to the ICP 2020. As of December 31, 2025, approximately 7.4 million shares were available for future grants under the ICP 2020 assuming maximum performance metrics are achieved for the outstanding cycles of RSUs. Shares granted under the ICP 2020 are issued from authorized but unissued common stock. Vesting periods for stock-based awards range from less than a year
, primarily due to the issuance of prorated awards to newly hired executives, to four
years
, with the majority of awards having a vesting period of
three
years
. FirstEnergy also issues stock through its 401(k) savings plan and DCPD.
FirstEnergy records the compensation costs for stock-based compensation awards that will be paid in stock over the vesting period based on the fair value on the grant date. FirstEnergy accounts for forfeitures as they occur.
FirstEnergy adjusts the compensation costs for stock-based compensation awards that will be paid in cash based on changes in the fair value of the award as of each reporting date. FirstEnergy records the actual tax benefit realized from tax deductions when awards are exercised or settled. Actual income tax benefits realized during the years ended December 31, 2025, 2024 and 2023, were $7 million, $17 million and $6 million, respectively. The income tax effects of awards are recognized in the income statement when the awards vest, are settled or are forfeited.

The following table reflects the
pre-tax
portion of stock-based compensation costs that were charged to expense, including amounts capitalized, and net of amounts capitalized, for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
Components of Stock-based Compensation Plan Costs	2025	2024	2023
	(In millions)
Restricted stock units	$35	$32	$39
Restricted stock	4	7	5
401(k) savings plan	39	41	38
EDCP & DCPD	7	6	1

Total stock based compensation costs	$85	$86	$83

Stock-based compensation costs, net of amounts capitalized	$39	$43	$44
Income tax benefits associated with stock-based compensation plan expense were $1 million, $5 million and $6 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Restricted Stock Units
For RSU awards granted prior to 2025,
two
-thirds
of each performance-based RSU award will be paid in FE common stock and one-third
will be paid in cash, if and as earned. RSUs payable in stock provide the participant the right to receive, at the end of the period of restriction, a number of shares of common stock equal to the number of stock units set forth in the agreement, subject to adjustment based on FirstEnergy’s performance relative to financial targets applicable to each award. The grant date fair market value of the stock portion of the RSU award is measured based on the average of the high and low prices of FE common stock on the date of grant. The estimated grant date fair value for these awards is calculated using the Monte Carlo simulation method. RSUs include a relative total shareholder return as a performance metric, weighted at 35%, utilizing the S&P 500 Utility Index as a comparator group and 65% based upon three year cumulative earnings targets. In addition, outstanding awards are subject to an absolute total shareholder return, if FirstEnergy’s total shareholder return is negative for the three-year cumulative performance period, RSU awards will be capped at a payout of 100%.
RSUs payable in cash provide the participant the right to receive cash based on the number of stock units set forth in the agreement and value of the equivalent number of shares of FE common stock as of the vesting date. The cash portion of the RSU award is considered a liability award, which is remeasured each period based on FE’s stock price and projected performance adjustments. The liability recorded for the portion of performance-based RSUs payable in cash in the future as of December 31, 2025, was $17 million. During 2025, approximately $6 million was paid in relation to the cash portion of RSU obligations that vested in 2025.
Beginning with RSU awards granted in 2025, RSU awards no longer are partially paid in cash and instead are paid fully in FE common stock, with 40% of the award being time-based and 60% performance-based. The time-based RSUs vest over a three-year performance period and pays out in stock if the participant remains employed with FirstEnergy on the vest date (generally, March 1). The performance-based RSUs maintain a relative total shareholder return as a performance metric, weighted at 35%, utilizing the S&P 500 Utility Index as a comparator group and 65% based on three
year
cumulative earnings targets. The grant date fair market value is measured based on the average of the high and low prices of FE common stock on the date of grant. The estimated grant date fair value for these awards is also calculated using the Monte Carlo simulation method. In addition, outstanding awards are subject to an absolute total shareholder return, if FirstEnergy’s total shareholder return is negative for the three-year cumulative performance period, RSU awards will be capped at a payout of 100%.
The vesting period for RSU awards granted in 2025, 2024 and 2023, were each approximately three years. Dividend equivalents are received on the RSUs and are reinvested in additional RSUs and subject to the same performance conditions as the underlying award.

Restricted stock unit activity for the year ended December 31, 2025, was as follows:

Restricted Stock Unit Activity	Shares (in millions)	Weighted-Average Grant Date Fair Value (per share)
Nonvested as of January 1, 2025	2.8	$37.32
Granted in 2025	1.1	39.94
Forfeited in 2024	(0.4)	39.48
Vested in 2025 (1)	(0.6)	38.38

Nonvested as of December 31, 2025	2.9	$36.38

(1)	Excludes dividend equivalents of approximately 67 thousand shares earned during vesting period.
The weighted-average fair value per share of awards granted in 2025, 2024 and 2023 was $39.94, $36.79 and $38.36 per share, respectively. During the years ended 2025, 2024 and 2023, the fair value of RSUs vested was $23 million, $55 million, and $24 million, respectively. As of December 31, 2025, there was approximately $38 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted for RSUs, which is expected to be recognized over a period of approximately three years.
Restricted Stock
Certain employees may receive awards of FE restricted stock (as opposed to RSUs described above) subject to restrictions that lapse over a defined period of time. The fair value of restricted stock is measured based on the average of the high and low prices of FE common stock on the date of grant. Dividends are received on the restricted stock and are reinvested in additional shares of restricted stock, subject to the vesting conditions of the underlying award. Restricted stock activity for the year ended 2025, was as follows:

Restricted Stock Activity	Shares (in millions)	Weighted-Average Grant Date Fair Value (per share)
Nonvested as of January 1, 2025	0.27	$38.29
Granted in 2025	0.06	41.98
Forfeited in 2025	(0.01)	38.16
Vested in 2025	(0.08)	39.71

Nonvested as of December 31, 2025	0.24	$38.70

The weighted average vesting period for restricted stock granted in 2025 was 1.86 years. As of December 31, 2025, there was $3 million of total unrecognized compensation cost related to non-vested
restricted stock, which is expected to be recognized over a period of approximately 2.5 years.
401(k) Savings Plan
In each of 2025 and 2024, approximately 1 million shares of FE common stock, respectively, were issued and contributed to employee participants’ accounts.
EDCP
Under the EDCP, certain employees can defer a portion of their compensation, including base salary, annual incentive awards and/or long-term incentive awards, into unfunded accounts. Annual incentive and long-term incentive awards may be deferred in FE stock accounts, where they are tracked as units. Base salary and annual incentive awards may be deferred into a retirement cash account which earns interest. Dividend equivalents are calculated quarterly on stock units outstanding and are credited in the form of additional stock units. Awards deferred into a retirement stock account will convert to cash upon separation, including retirement, death or disability, and pay out in cash as a lump sum or over a defined period of time period as elected by the participant. Interest accrues on the cash allocated to the retirement cash account. The liability recognized for EDCP of approximately
$153 million ($3 million at JCP&L) and $166 million ($3 million at JCP&L) as of December 31, 2025 and 2024, respectively, is included in “Retirement benefits,” on the Registrants’ Balance Sheets.
DCPD
Under the DCPD, members of the FE Board can elect to defer all or a portion of their equity retainers to a deferred stock account and their cash retainers to deferred stock or deferred cash accounts. The net liability recognized for DCPD of approximately $4 million as of December 31, 2025 and 2024, respectively, is included in “Retirement benefits,” on the FirstEnergy’s Balance Sheets.